DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 Syndicated Loan Facility granted to MTS OJSC in 2006	Feb. 28, 2010 Syndicated Loan Facility granted to MTS OJSC in 2009	Dec. 31, 2012 Cash flow hedging	Dec. 31, 2011 Cash flow hedging	Dec. 31, 2010 Cash flow hedging	Dec. 31, 2012 Interest rate swaps Cash flow hedging	Dec. 31, 2011 Interest rate swaps Cash flow hedging	Dec. 31, 2010 Interest rate swaps Cash flow hedging	Dec. 31, 2012 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2011 Cross-currency interest rate swaps Cash flow hedging	Dec. 31, 2010 Cross-currency interest rate swaps Cash flow hedging
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Loss recognized on derivatives							$ (21,988,000)	$ (15,364,000)	$ (70,546,000)	$ (14,132,000)	$ (13,502,000)	$ (32,726,000)	$ (7,856,000)	$ (1,862,000)	$ (37,820,000)
Ineffective portion of derivative included in earnings							(6,224,000)	6,116,000	5,552,000	(6,224,000)	7,978,000	3,541,000		(1,862,000)	2,011,000
Voluntary prepayment of principal and interest	46,300,000	1,241,033,000	308,565,000	4,779,595,000	162,200,000	707,400,000
Accumulated other comprehensive loss reclassified into earnings upon termination of hedge								(2,032,000)	(15,248,000)		(2,032,000)	(12,020,000)			(3,228,000)
Changes in derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss, beginning of the year							(7,501,000)	(14,865,000)	(40,293,000)
Fair value adjustments on hedging derivatives		8,212,000	7,364,000	25,428,000			(7,330,000)	(3,181,000)	(39,757,000)
Amounts reclassified into earnings during the period							15,543,000	10,545,000	65,185,000
Accumulated derivatives loss, end of the year							712,000	(7,501,000)	(14,865,000)
Changes in tax effect derivative instruments designated as hedges in accumulated other comprehensive income
Accumulated derivatives loss tax portion, beginning of the year							1,875,000	3,716,000	10,073,000
Fair value adjustments on hedging derivatives net of tax		(2,053,000)	(1,841,000)	(6,357,000)			1,832,000	795,000	9,939,000
Amounts reclassified into earnings during the period, tax portion							(3,885,000)	(2,636,000)	(16,296,000)
Accumulated derivatives loss tax portion, end of the year							(178,000)	1,875,000	3,716,000
Net loss expected to be reclassified into net income during the next twelve months							$ 3,000,000